CONSOLIDATED BALANCE SHEETS	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash	$ 82,766,285	¥ 569,059,591	¥ 111,996,325
Term deposit	3,992,824	27,452,663
Restricted cash-current	26,072,680	179,262,714	104,547,200
Short-term investments	17,488,390	120,241,425	85,187,718
Accounts receivable, net	7,915,765	54,424,845	10,382,112
Inventories	20,708,633	142,382,205	88,225,965
Prepayments and other current assets	3,915,345	26,919,954	7,349,583
Total current assets	162,859,922	1,119,743,397	407,688,903
Non-current assets
Restricted cash-non current			65,342,000
Property and equipment, net	5,961,046	40,985,174	28,696,602
Intangible asset, net	1,122,501	7,717,754	1,277,467
Other non-current assets	2,444,256	16,805,474	626,605
Total non-current assets	9,527,803	65,508,402	95,942,674
Total assets	172,387,725	1,185,251,799	503,631,577
Current liabilities
Short-term bank borrowings (including short-term bank borrowings of VIE without recourse to the Company of RMB168,234,207 and RMB179,978,003 as of December 31, 2017 and 2018, respectively)	26,176,715	179,978,003	168,234,207
Convertible loan			151,557,796
Accounts payable (including accounts payable of VIE without recourse to the Company of RMB124,937,465 and RMB249,665,890 as of December 31, 2017 and 2018, respectively)	36,312,398	249,665,890	124,937,465
Advances from customers (including advances from customers of VIE without recourse to the Company of RMB48,503,389 and RMB20,505,861 as of December 31, 2017 and 2018, respectively)	2,982,454	20,505,861	48,503,389
Deferred revenue - current (including deferred revenue-current of VIE without recourse to the Company of RMB9,853,361 and RMB12,666,330 as of December 31, 2017 and 2018, respectively)	1,842,241	12,666,330	9,853,361
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB75,382,869 and RMB119,242,975 as of December 31, 2017 and 2018, respectively)	19,516,258	134,184,026	75,412,869
Total current liabilities	86,830,066	597,000,110	578,499,087
Non-current liabilities
Warranty-non current (including warranty-non current of VIE without recourse to the Company of RMB12,378,751 and RMB17,609,842 as of December 31, 2017 and 2018, respectively)	2,561,245	17,609,842	12,378,751
Deferred revenue - non current (including deferred revenue-non current of VIE without recourse to the Company of RMB144,700 and RMB234,801 as of December 31, 2017 and 2018, respectively)	34,150	234,801	144,700
Total non-current liabilities	2,595,395	17,844,643	12,523,451
Total liabilities	89,425,461	614,844,753	591,022,538
MEZZANINE EQUITY
Total mezzanine equity			237,844,515
SHAREHOLDERS' (DEFICIT) / EQUITY:
Ordinary Shares			39,948
Additional paid-in capital	249,797,622	1,717,483,548	440,265,896
Accumulated other comprehensive income/(loss)	(3,314,220)	(22,786,922)	5,596,238
Accumulated deficit	(163,535,094)	(1,124,385,539)	(771,155,994)
Total shareholders' (deficit)/equity	82,962,264	570,407,046	(325,235,476)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	172,387,725	1,185,251,799	503,631,577
Series A1 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			130,684,003
Series A-2 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			39,205,192
Series A-3 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			67,955,320
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT) / EQUITY:
Ordinary Shares	12,089	83,120
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT) / EQUITY:
Ordinary Shares	$ 1,867	¥ 12,839
Series Seed Convertible Preferred Shares
SHAREHOLDERS' (DEFICIT) / EQUITY:
Series Seed Convertible Preferred Shares (US$0.0001 par value, 30,000,000 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018)			¥ 18,436